Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Equity awards process

The Compensation Committee is responsible for approving and granting equity awards to the Company’s executive officers and other eligible employees. The Company follows a structured approach to its equity award practices to ensure transparency and alignment with stockholder interests.

The Company grants Restricted Stock Awards (“RSAs”) and Performance-based Restricted Stock Awards (“PSAs”) during an open trading window under the Insider Trading Policy. These grants are not timed to the release of material non-public information or market conditions. The grant cycle aligns with the Company’s fiscal planning and performance review processes, ensuring that awards reflect Company and individual performance over the prior year.

The grant date for RSAs and PSAs is typically the date on which the Compensation Committee approves the awards, or if necessary, the next business day in an available open trading window under the Insider Trading Policy. The grant price for RSAs and PSAs is determined based on the closing market price of the Company’s common stock on the grant date.

The Company does not engage in any practices intended to time equity awards in coordination with material information releases or market movements. The Compensation Committee believes that this structured approach fosters consistency and fairness in the Company’s executive compensation program.